UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2016

Date of reporting period: January 31, 2016

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
JANUARY 31, 2016 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 97.8%
	Shares	Value

Argentina — 0.3%
Ternium ADR	356,805	$4,238,843

Brazil — 6.7%
Ambev	233,200	1,087,932
Banco do Brasil	1,810,800	6,270,209
BM&F Bovespa SA	754,900	1,936,415
BRF	887,500	10,701,566
CETIP - Mercados Organizados	517,200	4,944,679
Cia de Saneamento de Minas Gerais-COPASA	115,100	370,353
Cia Energetica de Minas Gerais ADR	413,702	612,279
EDP - Energias do Brasil	1,879,100	5,693,958
Embraer ADR	14,318	412,072
Embratel Participacoes *	794	2
Fibria Celulose	1,077,900	11,873,662
JBS	4,620,707	12,476,533
Light	496,800	1,008,554
Lojas Renner	626,000	2,776,449
Magazine Luiza	22,538	79,732
Marfrig Global Foods *	2,055,600	3,134,947
Multiplus	162,000	1,283,914
Nova Embrapar Participacoes *	854	—
Porto Seguro	550,300	3,600,518
Raia Drogasil	640,900	6,646,465
Sao Martinho	41,300	493,560
Seara Alimentos (A)*	911	1
Smiles	416,500	2,965,629
Tim Participacoes	1,524,100	2,427,251
Tim Participacoes ADR	178,022	1,408,154
Ultrapar Participacoes	267,000	3,963,813

		86,168,647

Chile — 0.7%
Enersis Americas ADR	746,534	8,801,636

China — 15.4%
Agricultural Bank of China	43,478,000	15,559,497
Alibaba Group Holding ADR *	21,665	1,452,205
ANTA Sports Products	917,000	2,239,889
Autohome ADR *	12,950	318,181
Bank of China	77,239,000	30,929,246
Bank of Chongqing	482,500	376,120
Bank of Communications	4,211,000	2,583,556
Changyou.com ADR *	26,036	478,802
China Citic Bank	15,177,000	8,912,120
China Communications Services	2,568,000	1,016,969
China Construction Bank	34,067,000	21,040,235
China Eastern Airlines *	628,000	305,982
China Finance Online ADR *	31,435	166,606
China Lodging Group ADR	55,346	1,535,851

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
JANUARY 31, 2016 (Unaudited)

COMMON STOCK — continued
	Shares	Value

China — continued
China Machinery Engineering	302,000	$212,149
China Merchants Bank	4,617,000	8,999,182
China Ming Yang Wind Power Group ADR *	159,793	332,369
China Petroleum & Chemical	620,000	351,597
China Railway Construction	1,944,500	1,966,782
China Railway Group	1,091,000	802,330
China Southern Airlines	10,720,000	6,514,043
China Sports International *	670,000	7,643
China Telecom	38,942,000	18,296,629
Chongqing Rural Commercial Bank	3,122,000	1,608,900
Dongfeng Motor Group	1,228,000	1,453,530
Guangdong Electric Power Development, Cl B	670,133	399,786
Guangzhou R&F Properties	232,800	251,008
Huadian Power International	3,458,000	2,066,602
Huaneng Power International	12,696,000	10,475,694
Industrial & Commercial Bank of China	933,000	490,604
Jiangsu Future Land Company, Cl B	464,030	464,030
Lao Feng Xiang, Cl B	61,700	234,681
NetEase ADR	148,360	23,164,930
New Oriental Education & Technology Group ADR	426,852	13,407,421
People’s Insurance Group of China	7,656,000	3,096,365
Ping An Insurance Group of China	1,496,000	6,860,762
Qingling Motors	228,000	62,799
Semiconductor Manufacturing International *	4,278,000	373,130
Shanghai Mechanical and Electrical Industry, Cl B	268,300	640,854
Shenzhen Expressway	446,000	357,760
Shimao Property Holdings	938,500	1,323,821
Sinopec Shanghai Petrochemical	4,950,000	2,018,402
TAL Education Group ADR *	7,059	338,620
Tencent Holdings	63,300	1,199,001
TravelSky Technology	484,000	736,962
Weiqiao Textile	891,000	396,753
Xiamen International Port	900,000	159,612
Xinhua Winshare Publishing and Media	433,000	348,612
XTEP International Holdings	643,000	286,764

		196,615,386

Colombia — 0.0%
Avianca Holdings ADR	114,340	452,786

Egypt — 0.2%
Commercial International Bank Egypt	419,328	1,711,649
Talaat Moustafa Group	521,702	351,864
Telecom Egypt	282,406	222,562

		2,286,075

Greece — 0.0%
Hellenic Telecommunications Organization	33,461	290,159
Tsakos Energy Navigation	44,637	259,788

		549,947

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
JANUARY 31, 2016 (Unaudited)

COMMON STOCK — continued
	Shares	Value

Hong Kong — 5.5%
Belle International Holdings	2,558,000	$1,755,671
Chaoda Modern Agriculture Holdings ADR *	6,346	7,425
China Aoyuan Property Group	1,459,000	268,762
China Dongxiang Group	1,827,000	365,804
China Foods *	902,000	289,449
China High Speed Transmission Equipment Group	319,000	246,852
China Lesso Group Holdings	3,091,000	1,706,045
China Lilang	568,000	327,478
China Mobile	2,742,500	30,611,811
China Power International Development	1,410,000	631,988
China Resources Land	474,000	1,174,990
China Resources Power Holdings	244,000	415,773
China Travel International Investment Hong Kong	1,524,000	517,464
China Unicom Hong Kong	12,566,000	13,986,323
CITIC	655,000	930,830
Future Land Development Holdings	1,724,000	210,645
Geely Automobile Holdings	13,925,000	6,002,956
GOME Electrical Appliances Holding	9,975,000	1,410,136
HL Technology Group *	758,000	197,827
Lee & Man Paper Manufacturing	553,000	312,150
Longfor Properties	1,781,000	2,293,249
Real Nutriceutical Group	885,000	81,942
Sino Biopharmaceutical	672,000	463,809
Skyworth Digital Holdings	4,950,000	2,585,778
Sunac China Holdings	308,000	192,612
Tianneng Power International	2,886,000	2,162,706
Tonly Electronics Holdings	58,000	30,539
Uni-President China Holdings	814,000	536,674
Universal Health International Group Holding	794,000	99,601

		69,817,289

India — 12.6%
Amtek Auto *	676,330	380,395
Apollo Tyres	2,552,288	5,594,994
Aurobindo Pharma	1,617,267	19,970,182
Bharat Petroleum	1,227,383	16,210,356
Britannia Industries	105,203	4,185,180
CCL Products India	161,888	404,924
Ceat	162,677	2,272,908
Chennai Petroleum *	139,387	384,371
Dish TV India *	251,943	339,956
Dishman Pharmaceuticals & Chemicals	85,471	419,105
Emami	27,406	409,906
Eros International Media *	39,939	100,557
Escorts	171,715	343,161
Geometric	101,511	239,258
Gujarat State Fertilizers & Chemicals	515,989	534,099
HCL Technologies	1,501,869	19,225,878
Hexaware Technologies	631,474	2,163,656
Himatsingka Seide	138,814	416,058
Hindustan Petroleum	1,133,997	13,713,996

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
JANUARY 31, 2016 (Unaudited)

COMMON STOCK — continued
	Shares	Value

India — continued
Housing Development & Infrastructure *	515,398	$562,223
Indian Oil	1,145,364	6,810,813
Indraprastha Gas	205,809	1,706,677
ITC	576,488	2,723,287
JK Tyre & Industries	596,820	809,406
JSW Energy	347,542	394,416
Jubilant Life Sciences	66,589	344,970
Karnataka Bank	153,873	225,048
KEC International	146,954	268,634
Lupin	160,058	4,047,522
Maruti Suzuki India	257,538	15,581,797
Mindtree	79,391	1,726,664
MRF	16,312	8,599,699
NCC	4,436	4,253
Nilkamal	30,379	605,684
Petronet LNG	266,868	967,487
PVR	74,340	830,183
Sasken Communications Technologies	76,232	379,891
SRF	15,923	275,918
Tata Chemicals	91,225	478,459
Tata Consultancy Services	239,446	8,457,420
Tata Elxsi	108,901	3,379,991
Tata Motors	1,414,189	7,124,455
Uflex	63,461	161,543
UPL	580,971	3,772,599
Welspun India	92,406	1,141,546
WNS Holdings ADR *	69,980	2,007,726

		160,697,251

Indonesia — 2.1%
Adaro Energy	2,942,400	113,432
AKR Corporindo	2,003,800	1,079,724
Bank Negara Indonesia Persero	10,168,800	3,667,341
Bank Tabungan Negara Persero	6,633,600	665,084
Darma Henwa *	6,998,260	25,402
Gudang Garam	276,400	1,184,099
Indofood Sukses Makmur	3,206,000	1,457,697
Lippo Cikarang *	277,800	124,232
Matahari Department Store	765,300	898,563
Sri Rejeki Isman	39,514,700	772,041
Surya Semesta Internusa	1,915,300	91,928
Telekomunikasi Indonesia ADR	99,890	4,894,610
Telekomunikasi Indonesia Persero	39,309,300	9,609,670
Unilever Indonesia	124,300	334,879
United Tractors	1,119,700	1,445,093

		26,363,795

Malaysia — 2.6%
British American Tobacco Malaysia	22,400	312,806
JCY International	818,000	139,250
KSL Holdings	377,300	115,399
Land & General	512,300	43,407

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
JANUARY 31, 2016 (Unaudited)

COMMON STOCK — continued
	Shares	Value

Malaysia — continued
Petronas Dagangan	254,200	$1,570,430
Sunway Construction Group *	1,313,300	429,865
Supermax	338,100	241,674
Tenaga Nasional	8,483,300	27,845,127
Top Glove	1,311,800	1,713,500
Unisem M	569,500	270,158
VS Industry	1,218,500	394,566
YTL	1,111,700	417,984

		33,494,166

Mexico — 2.3%
Alfa, Cl A	570,926	1,063,615
Alpek, Cl A	789,784	1,018,922
Axtel *	762,000	337,355
Bio Pappel *	33,026	31,318
Controladora Vuela Cia de Aviacion ADR *	74,583	1,263,436
Gruma, Cl B	649,232	9,786,221
Grupo Aeroportuario del Pacifico, Cl B	887,143	7,471,219
Grupo Aeroportuario del Pacifico ADR	11,703	983,520
Grupo Financiero Banorte, Cl O	537,656	2,801,257
Grupo Financiero Inbursa, Cl O	219,293	353,886
Industrias Bachoco	67,218	242,556
OHL Mexico *	1,803,469	1,689,346
Telesites *	333,620	202,330
Wal-Mart de Mexico	879,015	2,206,534

		29,451,515

Peru — 1.1%
Credicorp	138,042	13,991,937

Philippines — 0.3%
Cebu Air	210,340	341,160
First Gen	2,493,000	966,890
Globe Telecom	49,525	1,945,911
Vista Land & Lifescapes	10,355,800	817,344

		4,071,305

Poland — 2.2%
Asseco Poland	32,968	453,863
Eurocash	407,688	5,495,973
Grupa Lotos *	38,440	241,464
Orange Polska	196,871	313,716
PGE Polska Grupa Energetyczna	601,318	2,041,872
Polski Koncern Naftowy ORLEN	1,057,155	16,176,607
Polskie Gornictwo Naftowe i Gazownictwo	1,879,540	2,388,364
Tauron Polska Energia	2,327,921	1,553,612

		28,665,471

Qatar — 0.5%
Barwa Real Estate	672,906	5,933,247
Ooredoo QSC	14,040	302,740
United Development QSC	50,408	254,771

		6,490,758

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
JANUARY 31, 2016 (Unaudited)

COMMON STOCK — continued
	Shares	Value

Russia — 0.3%
Sberbank of Russia PJSC ADR	55,243	$306,381
Severstal PAO GDR	229,975	1,858,060
Sistema GDR	282,092	1,585,184

		3,749,625

South Africa — 5.5%
Brait *	305,309	3,192,234
Clicks Group	49,136	270,496
DataTec	95,587	255,174
FirstRand	7,450,090	21,113,397
Investec	34,502	224,761
JSE	29,471	240,460
Liberty Holdings	254,071	1,804,636
MMI Holdings	2,796,214	4,022,247
Mondi	69,714	1,157,177
Netcare	176,641	375,922
Peregrine Holdings	133,875	231,973
Pioneer Foods Group	30,972	258,076
Reinet Investments	228,426	476,924
Reunert	135,618	550,053
Sanlam	1,237,229	4,547,507
Sappi *	297,263	1,347,004
Sasol	458,614	12,190,521
Sibanye Gold	490,856	1,089,617
SPAR Group	81,254	941,664
Standard Bank Group	355,722	2,536,313
Steinhoff International Holdings	2,331,600	11,199,136
Telkom	660,239	2,674,108

		70,699,400

South Korea — 20.1%
Amorepacific *	3,756	1,280,785
AMOREPACIFIC Group *	3,830	480,600
AtlasBX *	181,583	5,963,847
BGF retail *	3,452	619,051
BNK Financial Group *	25,607	192,015
CJ *	89,261	22,002,548
CJ Hellovision *	33,523	338,169
CKH Food & Health *	80,755	200,414
Coway *	4,460	363,969
Daewoo Securities *	266,429	1,782,225
Daou Technology *	15,337	265,994
DGB Financial Group *	32,964	247,121
Dongbu Insurance *	5,788	328,437
Dongwon Development *	81,660	255,317
Dongyang E&P *	15,443	163,010
Ecoplastic *	228,571	655,887
e-LITECOM *	17,423	209,756

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
JANUARY 31, 2016 (Unaudited)

COMMON STOCK — continued
	Shares	Value

South Korea — continued
GS Holdings *	17,537	$740,390
GS Retail *	19,181	1,054,046
Hana Financial Group	544,880	9,783,539
Hanwha *	283,370	8,718,713
Hanwha Chemical *	27,843	617,359
Hanwha Life Insurance *	86,892	501,245
Hite Holdings *	14,760	196,883
Husteel *	22,760	276,200
Hyosung *	6,683	612,151
Hyundai Hy Communications & Network *	15,910	41,699
Hyundai Marine & Fire Insurance *	10,708	290,377
Hyundai Motor	6,240	698,704
Hyundai Securities *	153,579	700,281
Hyundai Steel	12,711	524,134
Interpark Holdings *	46,080	418,084
INTOPS	8,242	135,689
KB Insurance *	31,920	794,275
Kia Motors	486,365	18,405,382
Korea District Heating *	2,802	139,540
Korea Electric Power *	385,710	17,027,742
Korea Petrochemical Industries *	2,321	392,652
KT	437,709	10,025,815
KT&G	8,194	708,374
Kwangju Bank *	73,625	457,933
LG Chemical	9,225	2,313,806
LG Display	658,339	12,148,950
LG Electronics	79,479	3,884,011
LG Uplus	143,340	1,162,378
Lotte Chemical *	5,525	1,284,899
NICE Total Cash Management *	82,884	425,864
NS Shopping *	2,694	412,336
Samsung Electro-Mechanics	10,123	470,992
Samsung Electronics	74,947	72,375,797
Samsung Life Insurance	26,087	2,400,539
Seoyon *	89,170	874,819
Seoyon E-Hwa *	119,199	1,431,383
SK Holdings *	53,939	10,637,220
SK Hynix	778,039	17,908,818
SK Innovation *	19,278	2,146,628
SK Telecom	44,905	7,872,296
S-Oil	18,322	1,216,226
Sungwoo Hitech *	27,695	191,571
Taeyoung Engineering & Construction *	35,788	144,031
Tongyang Life Insurance *	33,896	289,658
TS *	2,051	38,973
Woori Bank	1,138,155	8,354,128
Youngone Holdings *	12,776	738,684

		257,334,359

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
JANUARY 31, 2016 (Unaudited)

COMMON STOCK — continued
	Shares	Value
Taiwan — 10.9%
Accton Technology	450,000	$465,583
AU Optronics	15,048,000	3,909,385
BES Engineering	2,352,000	439,602
Charoen Pokphand Enterprise	263,340	176,028
Chen Full International	308,000	395,423
Cheng Loong	1,863,680	612,017
Chlitina Holding	77,000	750,656
Compeq Manufacturing	454,000	262,970
Coretronic	689,250	536,514
Darwin Precisions	586,000	151,301
Elite Advanced Laser	89,200	345,874
Elite Material	268,000	472,364
Elitegroup Computer Systems	300,926	179,007
Formosa Chemicals & Fibre	898,000	1,934,604
Formosa Petrochemical	877,000	2,170,848
Fubon Financial Holding	13,625,520	15,121,421
Global Brands Manufacture	389,643	78,172
Global Lighting Technologies	171,000	337,342
Hon Hai Precision Industry	12,184,147	28,896,102
Innolux	24,709,640	7,099,973
Inventec	5,368,851	4,066,412
Mercuries & Associates Holding	469,138	272,861
Micro-Star International	234,000	299,200
Mirle Automation	271,950	271,615
Pegatron	7,801,343	17,919,656
Pou Chen	8,296,270	10,453,770
Powertech Technology	1,199,000	2,524,689
Shinkong Synthetic Fibers	649,000	169,130
Silicon Motion Technology ADR	10,986	341,555
SinoPac Financial Holdings	3,811,122	1,027,221
Star Comgistic Capital	342,000	145,746
Taishin Financial Holding	11,508,807	3,751,782
Taiwan Business Bank *	1,265,242	306,490
Taiwan Land Development	816,200	253,656
Taiwan PCB Techvest	294,000	277,759
Taiwan Semiconductor	454,000	441,233
Taiwan Semiconductor Manufacturing ADR	553,875	12,379,106
Taiwan Surface Mounting Technology	647,829	543,616
Taiwan Union Technology	395,000	287,327
TOPBI International Holdings	108,000	401,494
United Integrated Services	256,000	332,832
United Microelectronics	25,149,000	9,789,318
United Orthopedic	190,977	393,554
Win Semiconductors	651,361	1,017,950
Winbond Electronics *	13,969,000	3,748,879
Yuanta Financial Holding	10,577,814	3,307,043

		139,059,080

Thailand — 4.0%
AP Thailand	6,054,900	945,452
Asia Aviation	1,381,800	221,804
Bangchak Petroleum NVDR	2,847,900	2,347,522

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
JANUARY 31, 2016 (Unaudited)

COMMON STOCK — continued
	Shares	Value

Thailand — continued
Bangkok Bank	665,900	$2,859,572
Bangkok Bank NVDR	420,400	1,799,995
Delta Electronics Thailand NVDR	169,700	377,397
Indorama Ventures	575,000	341,120
IRPC	11,804,100	1,420,145
Krung Thai Bank	5,257,400	2,581,077
Krung Thai Bank NVDR	10,352,900	5,067,275
PTG Energy	1,216,000	473,026
PTT Global Chemical NVDR	4,904,800	7,471,145
PTT NVDR	1,392,000	9,334,402
Regional Container Line NVDR	839,700	125,771
Siam Cement	32,850	399,193
Srithai Superware NVDR	3,518,500	211,532
Syntec Construction	4,029,200	342,920
Thai Airways International NVDR	759,800	176,073
Thai Oil NVDR	372,900	676,228
Thai Union Group	2,899,100	1,495,532
Thanachart Capital	3,005,900	3,185,731
Thanachart Capital NVDR	2,550,300	2,708,029
Tipco Asphalt	4,257,200	3,986,473
Tisco Financial Group NVDR	273,600	323,897
TMB Bank NVDR	17,278,300	1,257,652
Vanachai Group	1,043,600	427,339

		50,556,302

Turkey — 4.3%
Aksa Akrilik Kimya Sanayii	381,852	1,329,807
Alarko Gayrimenkul Yatirim Ortakligi ‡	66,476	589,323
BIM Birlesik Magazalar	15,734	266,547
EGE Endustri VE Ticaret	4,047	429,545
Eregli Demir ve Celik Fabrikalari	7,421,353	7,798,340
Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim *	302,419	114,216
Koza Anadolu Metal Madencilik Isletmeleri *	834,501	315,056
Net Turizm Ticaret ve Sanayi *	172,591	78,833
Petkim Petrokimya Holding	604,874	716,104
Pinar Entegre Et ve Un Sanayi	5,162	19,422
Tat Gida Sanayi *	241,693	432,648
TAV Havalimanlari Holding	174,199	1,034,091
Trakya Cam Sanayii	1,369,437	781,715
Turk Hava Yollari *	4,118,616	10,233,902
Turk Sise ve Cam Fabrikalari	5,693,549	5,782,763
Turkiye Garanti Bankasi, Cl C	636,532	1,609,147
Turkiye Halk Bankasi	402,476	1,395,165
Turkiye Is Bankasi, Cl C	5,266,492	8,276,985
Turkiye Petrol Rafinerileri	248,712	6,320,823
Turkiye Vakiflar Bankasi TAO, Cl D	3,941,276	5,062,394
Vestel Beyaz Esya Sanayi ve Ticaret	94,879	343,299
Vestel Elektronik Sanayi ve Ticaret *	972,347	1,712,336

		54,642,461

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
JANUARY 31, 2016 (Unaudited)

COMMON STOCK — continued
	Shares	Value
United Arab Emirates — 0.2%
Abu Dhabi Commercial Bank	793,521	$1,296,338
Air Arabia	2,141,684	674,177
Aldar Properties PJSC	616,795	369,464
Emaar Properties PJSC	311,940	418,302

		2,758,281

TOTAL COMMON STOCK (Cost $1,378,539,605)		1,250,956,315

PREFERRED STOCK — 1.8%
Brazil — 1.8%
Banco Bradesco	431,940	1,960,026
Banco do Estado do Rio Grande do Sul	81,500	90,673
Braskem, Ser A	947,210	5,683,544
Centrais Eletricas Brasileiras, Cl A	32,900	82,666
Cia de Transmissao de Energia Eletrica Paulista	124,800	1,424,975
Cia Energetica de Minas Gerais	3,127,116	4,620,545
Cia Energetica de Sao Paulo	406,100	1,339,182
Cia Paranaense de Energia, Ser B	303,800	1,674,781
Eletropaulo Metropolitana Eletricidade de Sao Paulo, Cl B *	92,100	181,446
Embratel Participacoes *	60	—
Metalurgica Gerdau, Cl A	858,000	220,946
San Carlos Empreendimentos e Participacoes (A)*	455	—
Suzano Papel e Celulose, Cl A	792,400	3,159,853
Telefonica Brasil	266,300	2,314,263

TOTAL PREFERRED STOCK (Cost $63,279,971)		22,752,900

WARRANTS — 0.0%
	Number of Warrants
Malaysia — 0.0%
VS Industry, Expires 12/28/18 *	304,625	—

Thailand — 0.0%
Jasmine International, Expires 12/31/20 *	1	—

TOTAL WARRANTS (Cost $—)		—

TOTAL INVESTMENTS— 99.6% (Cost $1,441,819,576) †		$1,273,709,215

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
JANUARY 31, 2016 (Unaudited)

Percentages are based on Net Assets of $1,278,404,444.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Board of Trustees. The total value of such securities as of January 31, 2016 was $1 and represented 0.00% of Net Assets.
†	At January 31, 2016, the tax basis cost of the Fund’s investments was $1,441,819,576, and the unrealized appreciation and depreciation were $139,488,719 and $(307,599,080), respectively.
ADR —	American Depositary Receipt
Cl —	Class
GDR —	Global Depositary Receipt
NVDR —	Non-Voting Depositary Receipt
PJSC —	Public Joint Stock Company
Ser —	Series

Amounts designated as “—” are either $0 or have been rounded to $0.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
JANUARY 31, 2016 (Unaudited)

The summary of inputs used to value the Portfolio’s net assets as of January 31, 2016 was as follows:

Investments in Securities	Level 1	Level 2	Level 3†	Total
Common Stock
Argentina	$4,238,843	$—	$—	$4,238,843
Brazil	86,168,646	—	1	86,168,647
Chile	8,801,636	—	—	8,801,636
China	41,659,017	154,956,369	—	196,615,386
Colombia	452,786	—	—	452,786
Egypt	—	2,286,075	—	2,286,075
Greece	259,788	290,159	—	549,947
Hong Kong	7,425	69,809,864	—	69,817,289
India	2,007,726	158,689,525	—	160,697,251
Indonesia	4,920,012	21,443,783	—	26,363,795
Malaysia	671,539	32,822,627	—	33,494,166
Mexico	29,451,515	—	—	29,451,515
Peru	13,991,937	—	—	13,991,937
Philippines	—	4,071,305	—	4,071,305
Poland	—	28,665,471	—	28,665,471
Qatar	6,490,758	—	—	6,490,758
Russia	—	3,749,625	—	3,749,625
South Africa	11,199,136	59,500,264	—	70,699,400
South Korea	9,577,529	247,756,830	—	257,334,359
Taiwan	16,543,318	122,515,762	—	139,059,080
Thailand	473,026	50,083,276	—	50,556,302
Turkey	78,832	54,563,629	—	54,642,461
United Arab Emirates	1,665,802	1,092,479	—	2,758,281

Total Common Stock	238,659,271	1,012,297,043	1	1,250,956,315

Preferred Stock Brazil	22,752,900	—	—^	22,752,900

Total Preferred Stock	22,752,900	—	—	22,752,900

Warrants	—	—^	—	—

Total Investments in Securities	$261,412,171	$1,012,297,043	$1	$1,273,709,215

†	A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Portfolio has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.
^	Represents securities in which the fair value is $0 or has been rounded to $0.

Changes in the classifications between Levels 1 and 2 occurred throughout the period when foreign equity securities were fair valued using other observable market based inputs provided by MarkIt in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment was principally traded. As of January 31, 2016, securities with a total value $1,012,297,043 were classified as Level 2 due to the application of the fair value provided by MarkIt. There were no other significant transfers between Level 1, Level 2 and Level 3 assets for the period ended January 31, 2016. All other transfers were considered to have occurred as of the end of the period.

For information on the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent semi-annual or annual financial statements.

ACA-QH-003-1800

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 31, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 31, 2016

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: March 31, 2016